Composition of Certain Financial Statement Captions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Composition Of Certain Financial Statement Captions [Abstract]
Depreciation expense	$ 0.6	$ 0.5
Amortization	$ 0.1	$ 0.1